Acquisition - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Member]
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Equity interest percentage with non-controlling interests	10.00%